SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended				9 Months Ended				10 Months Ended	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2023	Dec. 31, 2024
Net loss per share (2)
Net loss	$ (4,459,764)		$ (10,092,312)		$ (11,973,902)		$ (14,185,887)		$ (3,793,585)	$ (23,753,863)
Weighted average shares outstanding basic	8,367,774	[1]	4,517,125	[1]	6,673,074	[1]	4,169,490	[1]	4,039,651	4,282,194
Weighted average shares outstanding diluted	8,367,774	[1]	4,517,125	[1]	6,673,074	[1]	4,169,490	[1]	4,039,651	4,282,194
Net loss per share, basic	$ (0.53)	[1]	$ (2.23)	[1]	$ (1.79)	[1]	$ (3.40)	[1]	$ (0.90)	$ (5.5)
Net loss per share, diluted	$ (0.53)	[1]	$ (2.23)	[1]	$ (1.79)	[1]	$ (3.40)	[1]	$ (0.90)	$ (5.5)

[1]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.